Provisions (Details) - RUB (₽) ₽ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of changes in other provisions [abstract]
Balance at the beginning	₽ 666,473	₽ 45,896
Provisions made during the year	390,941	139,043
Provisions reversed during the year	(175,037)
Assumed in business combinations (Note 8(b))		488,646
Provisions used during the year	(6,915)	(7,112)
Balance at the end	875,462	666,473
Non-current	117,345	87,822
Current	758,117	578,651
Provision For Uncertain Tax Positions Related to LTIPs and Equity Awards to Board of directors
Reconciliation of changes in other provisions [abstract]
Balance at the beginning	172,158	45,896
Provisions made during the year	230,743	133,374
Provisions used during the year	(6,915)	(7,112)
Balance at the end	395,986	172,158
Non-current	117,345	87,822
Current	278,641	84,336
Provision for taxes other than income tax
Reconciliation of changes in other provisions [abstract]
Balance at the beginning	494,315
Provisions made during the year	132,154	5,669
Provisions reversed during the year	(175,037)
Assumed in business combinations (Note 8(b))		488,646
Balance at the end	451,432	494,315
Current	451,432	₽ 494,315
Other
Reconciliation of changes in other provisions [abstract]
Provisions made during the year	28,044
Balance at the end	28,044
Current	₽ 28,044